Document and Entity Information	12 Months Ended
Dec. 31, 2014
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2014
Trading Symbol	gntof
Entity Registrant Name	GENTOR RESOURCES INC.
Entity Central Index Key	0001346917
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	80,253,840
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY